Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Net sales	$ 572,884	$ 517,921	$ 968,901	$ 878,123	$ 1,767,644	$ 332,533
Cost of sales	459,308	596,681	864,603	993,127	1,833,042	1,029,539
Gross profit (loss)	113,576	(78,760)	104,298	(115,004)	(65,398)	(697,006)
Operating expenses:
Selling, general and administrative	650,338	822,142	1,373,084	1,636,371	3,467,094	3,367,571
Impairment loss		149,600		149,600	149,600
Research and development	61,083	323,566	98,421	513,533	1,322,021	699,366
Total operating expenses	711,421	1,295,308	1,471,505	2,299,504	4,938,715	4,066,937
Operating loss from continuing operations	(597,845)	(1,374,068)	(1,367,207)	(2,414,508)	(5,004,113)	(4,763,943)
Non-operating income (expense):
Interest income	10,963	10,848	22,053	25,077	53,191	167,664
Interest and financing costs	(425,251)	(158,801)	(780,014)	(263,763)	(819,475)	(88,534)
Realized loss on investments						(28,393)
Other, net	(34,364)	(40,206)	(64,922)	(81,913)	(188,803)	(220,302)
Non-operating income (expense)	(448,652)	(188,159)	(822,883)	(320,599)	(955,087)	(169,565)
Loss from continuing operations before income taxes					(5,959,200)	(4,933,508)
Income tax benefit					321,519
Loss from continuing operations	(1,046,497)	(1,562,227)	(2,190,090)	(2,735,107)	(5,637,681)	(4,933,508)
Discontinued operations:
Loss on sale of discontinued operations, net of taxes	(63,000)		(63,000)		(59,526)
Loss from discontinued operations, net of taxes		(743,968)		(1,056,044)	(1,116,413)	(708,322)
Total Discontinued operations	(63,000)	(743,968)	(63,000)	(1,056,044)	(1,175,939)	(708,322)
Net loss					$ (6,813,620)	$ (5,641,830)
Loss from continuing operations per share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.16)	$ (0.15)
Loss from discontinued operations per share - basic and diluted (in dollars per share)		$ (0.02)		$ (0.03)	$ (0.03)	$ (0.02)
Net loss per share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.07)	$ (0.06)	$ (0.11)	$ (0.19)	$ (0.17)
Weighted average shares outstanding - basic (in shares)	35,700,008	33,668,195	36,150,109	33,550,782	35,621,150	33,110,940
Weighted average shares outstanding - diluted (in shares)	35,700,008	33,668,195	36,150,109	33,550,782	35,621,150	33,110,940